Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	TRULIEVE CANNABIS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43338
Entity Tax Identification Number	84-2231905
Entity Address, Address Line One	3494 Martin Hurst Road
Entity Address, City or Town	Tallahassee
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32312
City Area Code	850
Local Phone Number	298-8866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001754195
Amendment Flag	false
Title of 12(b) Security	Class A Subordinate Voting Common Stock, $0.0001 par value per share
Trading Symbol	TRLV
Security Exchange Name	NYSE